Loss Per Share - Schedule of Basic and Diluted Losses Per Ordinary Share (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss from continuing operations attributable to shareholders of the Company	¥ (434,488,495)	¥ (463,525,349)	¥ (843,053,922)
Net income/(loss) income from discontinued operations attributable to shareholders of the Company		51,443,794	(33,196,461)
Net loss attributable to shareholders of the Company	¥ (434,488,495)	¥ (412,081,555)	¥ (876,250,383)
Denominator:
Basic weighted average number of ordinary shares	32,519,377	32,444,772	30,837,733
Diluted weighted average number of ordinary shares	32,519,377	32,444,772	30,837,733
Basic and diluted loss per ordinary share
Continuing operations	¥ (13.36)	¥ (14.29)	¥ (27.34)
Discontinued operations		1.59	(1.07)
Total	¥ (13.36)	¥ (12.7)	¥ (28.41)